Statements of Operations Parenthetical (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations Parenthetical
Compensation expense paid in stock or amortization of stock options and warrants	$ 572,194	$ 997,128